Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables [Text Block]

15. Trade and other payables

	Dec. 31, 2023	Dec. 31, 2022
Trade payables	$69,257	$83,824
Accruals and payables	133,024	95,540
Accrued interest	16,891	16,279
Exploration and evaluation payables	132	229
Statutory payables	19,845	15,595
	$239,149	$211,467

Accruals and payables include operational and capital costs and employee benefit amounts owing.